UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [  X ];               Amendment Number:
       This Amendment (Check only one):         [ X ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           12/1/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               74
                                                  -----------------------

Form 13F Information Table Value Total:            141369   (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc				COM	008916108	207	 3,100 			SOLE				3,100
ALPS ETF TR			ALERIAN MLP	00162Q866	2766	 181,484 		SOLE				181,484
Altria Group Inc			COM	02209S103	5319	198,380			SOLE				198,380
AmeriGas Partners L P		UNIT L P INT	030975106	9646	 219,288 		SOLE				219,288
AT&T Inc				COM	00206R102	2223	77,932			SOLE				77,932
BlackRock MuniYield PA QLTY		COM	09255G107	967	66,532			SOLE				66,532
Buckeye Partners L P		UNIT LTD PARTN	118230101	756	12,093			SOLE				12,093
CALAMOS CONV & HIGH INCOME F	COM SHS		12811P108	1693	152,563			SOLE				152,563
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	184	16,228			SOLE				16,228
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	5050	634,360			SOLE				634,360
Caterpillar Inc DEL			COM	149123101	226	3,063			SOLE				3,063
Chevron Corp				COM	166764100	403	4,356			SOLE				4,356
Coca Cola Co				COM	191216100	619	9,164			SOLE				9,164
Cullen Frost Bankers Inc		COM	229899109	232	5,050			SOLE				5,050
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2023	50,545			SOLE				50,545
EATON VANCE ENH EQTY INC FD		COM	278277108	1579	160,095			SOLE				160,095
Enbridge Energy Management L	SHS UNITS LLI	29250X103	5246	190,822			SOLE				190,822
Enterprise Prods Partners L		COM	293792107	4003	99,705			SOLE				99,705
Exxon Mobil Corp			COM	30231G102	1174	16,163			SOLE				16,163
Fiduciary Claymore MLP Opp F		COM	31647Q106	1519	79,177			SOLE				79,177
FINANCIAL INSTNS INC			COM	317585404	657	46,056			SOLE				46,056
Select Sector SPdr Tr		SBI INT-FINL	81369Y605	387	32,785			SOLE				32,785
General Electric Co			COM	369604103	1071	70,366			SOLE				70,366
Genuine Parts Co			COM	372460105	238	4,686			SOLE				4,686
Intel Corp				COM	458140100	1239	58,092			SOLE				58,092
International Business Machs		COM	459200101	2524	14,432			SOLE				14,432
Illinois Tool Works Inc			COM	452308109	205	4,936			SOLE				4,936
iSharesDowJonesUS Regional BanksDJ REGIONAL BK	464288778	470	25,996			SOLE				25,996
ISHARES TR			RUSSELL1000GRW	464287614	4552	86,577			SOLE				86,577
ISHARES TR			RUSSELL1000VAL	464287598	2805	49,575			SOLE				49,575
ISHARES TR			RUSSELL 2000	464287655	1524	23,709			SOLE				23,709
ISHARES TR			RUSL 2000 GROW	464287648	395	5,374			SOLE				5,374
ISHARES TR			RUSSELL MIDCAP	464287499	925	10,483			SOLE				10,483
ISHARES TR			RUSSELL MCP GR	464287481	310	6,243			SOLE				6,243
ISHARES TR			RUSSELL MCP VL	464287473	226	5,861			SOLE				5,861
ISHARES TR			S&P 500 INDEX	464287200	95	838			SOLE				838
JPMorgan Chase & Co			COM	46625H100	326	10,810			SOLE				10,810
Johnson & Johnson			COM	478160104	1182	18,557			SOLE				18,557
SPDR Series Trust		KBW REGN BK ETF	78464A698	694	35,930			SOLE				35,930
Kinder Morgan Management LLC		SHS 	49455U100	27752	472,863			SOLE				472,863
Lilly Eli & Co				COM	532457108	298	8,072			SOLE				8,072
M & T Bank				COM	55261F104	597	8,539			SOLE				8,539
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	966	16,000			SOLE				16,000
Market Vectors ETF TR		AGRIBUS ETF	57060U605	273	6,317			SOLE				6,317
Market Vectors ETF TR		GOLD MINER ETF	57060U100	217	3,925			SOLE				3,925
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	7807	169,894			SOLE				169,894
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	356	12,124			SOLE				12,124
McDonalds Corp				COM	580135101	3471	39,527			SOLE				39,527
Mercury Genl Corp NEW			COM	589400100	1336	34,847			SOLE				34,847
Microsoft Corp				COM	594918104	266	10,700			SOLE				10,700
National Retail Properties I		COM	637417106	315	11,716			SOLE				11,716
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	433	29,342			SOLE				29,342
Nustar Energy LP			UNITCOM	67058H102	2199	42,055			SOLE				42,055
Paychex Inc				COM	704326107	904	34,272			SOLE				34,272
Pepsico Inc				COM	713448108	1353	21,863			SOLE				21,863
Phillip Morris Intl Inc			COM	718172109	534	8,560			SOLE				8,560
PIMCO ETF TR				COM SHS	722014107	718	63,000			SOLE				63,000
PIMCO Income Opportunity Fd		COM	72202B100	692	28,133			SOLE				28,133
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	253	4,300			SOLE				4,300
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1303	45,222			SOLE				45,222
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	588	131,723			SOLE				131,723
Procter & Gamble Co			COM	742718109	969	15,337			SOLE				15,337
PROSHARES TR		PSHS ULSHT 7-10Y	74347R313	916	28,990			SOLE				28,990
SPDR SERIES TRUST		GOLD SHS	78463V107	329	2,082			SOLE				2,082
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	6913	142,398			SOLE				142,398
Southern Co				COM	842587107	1333	31,449			SOLE				31,449
Susquehanna Bancshares Inc P		COM	869099101	262	48,003			SOLE				48,003
Toronto Dominion BK ONT			COM NEW	891160509	302	4,250			SOLE				4,250
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3031	90,188			SOLE				90,188
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	3179	88,715			SOLE				88,715
VANGUARD WORLD FDS		ENERGY ETF	92204A306	760	8,797			SOLE				8,797
VANGUARD INDEX FDS		REIT ETF	922908553	1432	28,159			SOLE				28,159
Verizon Communications Inc		COM	92343V104	3285	89,272			SOLE				89,272
Wells Fargo & Co New			COM	949746101	367	15,224			SOLE				15,224

TOTAL                                                 $141369(x1000)

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